Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets and goodwill [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,565	R$ 27,217,565	R$ 27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	0	0
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
BW Guirapá I S.A.	0	22,320	0
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	0	0
Others	1,860	0	0
Total	R$ 28,364,256	R$ 28,355,039	R$ 28,332,719